Provision for Pension and Other Post-Retirement Medical Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

	2011	2010	2009
	$	$	$

AngloGold Ashanti Pension Fund liability/(asset)	23	-	(5)
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	159	179	149
Other defined benefit plans	12	12	10
Sub total	194	191	154
Transferred to other non-current assets. See Note 15.
AngloGold Ashanti Pension Fund	-	-	5
Post-retirement medical scheme for Rand Refinery employees	2	3	2
Ashanti retired staff pension plan	1	-	-
Short-term portion transferred to other current liabilities. See Note 17.	(12)	(14)	(14)
Total provision classified as a non-current liability	185	180	147

Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Contribution Funds [Text Block]
Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2011	2010	2009
	$	$	$

Australia (Sunrise Dam, Tropicana and Other) (1)	5	4	4
Namibia (Navachab) (2)	2	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	2	4	1
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	5	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka, TauTona, Corporate and Other) (7)	48	48	41
	64	64	53
Contributions to the various retirement schemes are fully expensed during the year.

Pension Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2011	2010	2009
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	334	269	199
	Service cost	7	7	6
	Interest cost	25	25	16
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	22	21	(2)
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	56
	Benefit obligation at December 31,	307	334	269

	Change in plan assets
	Fair value of plan assets at January 1,	334	274	188
	Actual return on plan assets	24	40	32
	Company contributions	7	8	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(19)	(28)	(8)
	Translation	(64)	38	55
	Fair value of plan assets at December 31,	284	334	274

	(Unfunded)/funded status at end of year	(23)	-	5
	Net amount recognized	(23)	-	5

	Components of net periodic benefit cost
	Service cost	7	7	6
	Interest cost	25	25	16
	Actuarial loss/(gain)	28	10	(14)
	Expected return on assets	(30)	(29)	(20)
	Net periodic benefit cost	30	13	(12)

	Accumulated benefit obligation at December 31,	269	290	230

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.75%	8.50%	9.25%
	Rate of compensation increase	8.00%	7.25%	7.50%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.75%	8.50%	9.25%
	Expected long-term return on plan assets	11.20%	9.99%	10.63%
	Rate of compensation increase(1)	8.00%	7.25%	7.50%
	Pension increase	5.40%	4.73%	4.95%

(1)	Short-term compensation rate increase	7.50%	7.50%	7.00%
	Long-term compensation rate increase	8.00%	7.25%	7.50%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2012	5

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	20
2013	20
2014	21
2015	21
2016	21
2017 – 2021	115

Schedule of Allocation of Plan Assets [Table Text Block]
The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2011	2010
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2011 and 2010, by asset category are as follows:

Asset category
Equity securities	56%	60%
Debt securities	37%	36%
Other	7%	4%
	100%	100%

Fair Value Of Plan Assets [Text Block]
Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2011 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	106			106
Foreign equity securities	54			54
Domestic fixed interest bonds	81			81
Foreign fixed interest bonds	14			14
Real estate investment trust	3			3
Cash	16			16
Unlisted specialized credit		10		10

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Trustees Investment Policy [Text Block]

	2011			2010
	No. of	Percentage of	Fair value	No. of	Percentage of	Fair value
	shares	total assets	$	shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	100,079	1.5%	4	119,758	1.8%	6

Other investments exceeding 5% of total plan assets
Bonds
IFM Corporate Bond Unit Trust	287,226,346	12.7%	36	267,975,059	12.2%	41
Allan Gray Orbis Global Equity Fund	242,110	9.5%	27	243,210	9.0%	30
Stonehage Contrarius Global Equity Fund	1,251,535	9.1%	26	-	-	-
			89			71

Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2011	2010	2009
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	179	149	115
Service cost	1	1	-
Interest cost	13	13	9
Benefits paid	(13)	(14)	(10)
Actuarial loss	11	10	4
Translation	(32)	20	31
Benefit obligation at December 31,	159	179	149
Unfunded status at end of year	(159)	(179)	(149)
Net amount recognized	(159)	(179)	(149)

Components of net periodic benefit cost
Service cost	1	1	-
Interest cost	13	13	9
Actuarial gains and losses	11	10	4
	25	24	13

The assumptions used in calculating the above amounts are:
Discount rate	8.75%	8.50%	9.25%
Expected increase in health care costs	7.50%	7.60%	7.00%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.50%	7.60%	7.00%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.50%	7.60%	7.00%

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2012	12

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2012	12
2013	13
2014	14
2015	14
2016	14
2017 – 2021	74

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(1)
Effect on post-retirement benefit obligation	17	(14)

Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

Information in respect of other defined benefit plans for the years ended December 31, 2011, 2010 and 2009 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2011	2010	2009
	$	$	$

Change in benefit obligations
Balance at January 1,	22	18	17
Interest cost	1	1	-
Actuarial loss	-	5	-
Benefits paid	(2)	(2)	(1)
Translation	-	-	2
Balance at December 31,	21	22	18

Change in plan assets
Fair value of plan assets at January 1,	10	8	6
Actual return on plan assets	1	2	-
Benefits paid	-	(1)	-
Translation	(2)	1	2
Fair value of plan assets at December 31,	9	10	8

Unfunded status at end of year	(12)	(12)	(10)
Net amount recognized	(12)	(12)	(10)

Components of net periodic benefit cost
Interest cost	1	1	-
Actuarial gain	(1)	(1)	-
	-	-	-

Accumulated benefit obligation at December 31,	12	12	10

Schedule of Expected Benefit Payments [Table Text Block]
Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

$

2012	2
2013	2
2014	2
2015	2
2016	2
2017 – 2021	8